STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - TopBuild Corp. 401(k) Plan	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Participant contributions	$ 46,964,768
Employer contributions	17,531,635
Participant rollover contributions	4,041,407
Total contributions	68,537,810
Investment income, net:
Net appreciation in fair value of investments	98,691,826
Interest and dividend income	3,984,927
Investment income, net	102,676,753
Other income:
Interest income on notes receivable from participants	1,381,556
Other income	90,372
Total other income	1,471,928
Deductions:
Benefit payments	(85,215,629)
Administrative and other expenses	(1,133,855)
Total deductions	(86,349,484)
Net increase in net assets	86,337,007
Net assets available for benefits:
Beginning of year	608,455,398
End of year	$ 694,792,405